Teucrium Agricultural Strategy No K-1 ETF
Consolidated Schedule of Investments
January 31, 2023 (Unaudited)
	Shares	Value
SHORT-TERM INVESTMENTS - 92.8%
Money Market Funds - 92.8%
First American Government Obligations Fund - Class X, 4.14% (a)	78,687,334	$78,687,334
TOTAL SHORT-TERM INVESTMENTS (Cost $78,687,334)		78,687,334

Total Investments (Cost $78,687,334) - 92.8%		78,687,334
Other assets and liabilities, net - 7.2%		6,148,134
TOTAL NET ASSETS - 100.0%		$84,835,468

Percentages are stated as a percent of net assets.
(a) The rate shown is the seven day yield as of January 31, 2023.

Teucrium Agricultural Strategy No K-1 ETF
Consolidated Schedule of Open Futures Contracts
January 31, 2023 (Unaudited)
Description	Number of Contracts Purchased	Settlement Month	Notional Value	Unrealized Appreciation (Depreciation)
Long Contracts
Corn Futures (a)	699	December 2023	$20,646,712	$(1,120,975)
Soybean Futures (a)	298	November 2023	20,308,700	(368,114)
Sugar No. 11 Futures (a)	1,049	October 2023	22,569,445	2,521,893
Wheat Futures (a)	548	July 2023	21,132,250	(1,565,281)
				$(532,477)
(a) All or a portion of this security is held by TILL Cayman.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 Includes quoted prices in active markets for identical securities. Level 2 Includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 Includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of January 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Money Market Funds	$78,687,334	$-	$-	$78,687,334
Total Investments - Assets	$78,687,334	$-	$-	$78,687,334

Other Financial Instruments*
Open Futures Contracts	$(532,477)	$-	$-	$(532,477)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as open futures contracts. Open futures contracts are reflected as the unrealized appreciation (depreciation) on the instrument.